Putnam Hartford Capital Access (Series I and IR)

Separate Account Ten

Hartford Life Insurance Company

File No. 333-050467

Supplement Dated March 7, 2007 to the Prospectus Dated May 1, 2006

Supplement Dated March 7, 2007 to your Prospectus

Effective on May 1, 2007, the following Fund Sub-Accounts listed in the section entitled “General Contract Information” under the sub-section entitled “The Funds” will be re-opened:

Putnam Global Asset Allocation

Putnam Global Equity

Putnam International Equity

Putnam International Growth and Income

Putnam International New Opportunities

This supplement should be retained with the prospectus for future reference.

HV-6098